CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net result after income tax	S/ 7,082,654	S/ 5,623,252	S/ 4,959,878
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	2,873,454	3,943,301	3,957,143
Depreciation and amortization	746,243	570,830	511,174
Depreciation of right-of-use assets	146,899	142,640	147,833
Depreciation of investment properties	8,803	9,098	8,115
Provision for sundry risks	149,651	315,214	95,873
Deferred income tax	(125,724)	(54,943)	(76,088)
Net gain on sale of securities	(400,686)	(362,295)	(425,144)
Impairment loss on goodwill	0	27,346	71,959
Net gain of trading derivatives	(51,917)	(156,195)	(53,665)
Net gain from sale of property, furniture and equipment	(37,636)	(68,037)	(1,654)
Net gain from sale of foreclosed assets	(30,139)	(27,172)	1,867
Expense for share-based payment transactions	149,037	104,848	83,328
Net gain from sale of loan portfolio	(1,778)	(21,295)	(83,515)
Intangible losses due to withdrawals and dismissed projects	79,335	131,142	96,978
Gain on remeasurement of previously held equity interest in Pacifico Entidad Prestadora de Salud	(235,490)	0	0
Others	65,027	145,492	3,005
Net (increase) decrease in assets:
Loans	(13,447,331)	(4,461,273)	(1,105,306)
Investments at fair value through profit or loss	(204,871)	412,376	(456,626)
Investments at fair value through other comprehensive income	1,459,872	(2,555,702)	(5,164,701)
Cash collateral, reverse repurchase agreements and securities borrowings	(1,251,363)	383,427	(330,448)
Sale of written off portfolio	7,320	55,230	239,599
Income taxes paid (refund), classified as operating activities	(1,577,175)	0	0
Other assets	(2,045,992)	(1,111,692)	520,331
Net increase (decrease) in liabilities
Deposits and obligations	17,248,164	13,286,449	2,271,524
Due to Banks and correspondents	379,613	(1,600,761)	3,455,502
Payables from repurchase agreements and securities lending	(704,293)	(1,111,676)	(2,790,671)
Bonds and notes issued	(4,054,938)	348,532	(2,213,122)
Short-term and low-value lease payments	(143,855)	(118,156)	(108,357)
Other liabilities	5,183,948	2,375,248	2,604,047
Net income for the period after the net change in assets and liabilities, and adjustments	11,266,832	16,225,228	6,218,859
Income tax paid	(2,660,631)	(1,703,135)	(2,139,140)
Net cash flow from operating activities	8,606,201	14,522,093	4,079,719
NET CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property, furniture and equipment	160,264	98,223	53,152
Proceeds from sale of investment property	1,282	47,100	0
Collections for maturities and coupons of investment at amortized cost	859,930	1,740,670	1,245,434
Purchase of property, furniture and equipment	(284,710)	(310,144)	(322,371)
Purchase of investment property	(183,563)	(70,399)	(37,667)
Purchase of intangible assets	(983,971)	(801,290)	(828,803)
Purchase of investment at amortized cost	(255,185)	(176,601)	(1,359,245)
Acquisition of Pacifico EPS shares, net cash acquired	(727,180)	0	(5,564)
Termination of the Joint Venture Agreement	(180,000)	0	0
Net cash flows from investing activities	(1,593,133)	527,559	(1,255,064)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(3,181,454)	(3,664,648)	(1,994,037)
Dividends paid to non-controlling interest of subsidiaries	(120,855)	(106,777)	(62,051)
Principal payments of leasing contracts	(152,899)	(152,693)	(157,386)
Interest payments of leasing contracts	(37,169)	(22,828)	(25,574)
Purchase of treasury stock	(119,251)	(110,894)	(85,575)
Purchase of non-controlling interest of subsidiaries	(17,925)	(36,781)	(1,773)
Subordinated bonds, net	1,791,983	2,284,200	62,044
Net cash flows from financing activities	(1,837,570)	(1,810,421)	(2,264,352)
Net increase of cash and cash equivalents before effect of changes in exchange rate	5,175,498	13,239,231	560,303
Effect of changes in exchange rate of cash and cash equivalents	(3,771,899)	410,258	(760,651)
Cash and cash equivalents at the beginning of the period	47,570,103	33,920,614	34,120,962
Cash and cash equivalents at the end of the period	48,973,702	47,570,103	33,920,614
Additional information
Interest received	19,973,931	19,896,077	18,658,791
Interest paid	S/ (5,160,077)	S/ (5,852,580)	S/ (5,080,522)